Intro AQ Section (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Total Stages [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	€ 678,787
Allowance for Credit Losses	[1],[2]	4,259
Total Stages [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		13
Fair value		51,182
Notional Amount			€ 0
Total Stages [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	289
Notional Amount		262,659
Stage 1 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	637,037
Allowance for Credit Losses	[1],[2]	509
Stage 1 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		11
Fair value		50,932
Notional Amount			0
Stage 1 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	132
Notional Amount		252,039
Stage 2 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	32,335
Allowance for Credit Losses	[1],[2]	501
Stage 2 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		1
Fair value		247
Notional Amount			0
Stage 2 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	73
Notional Amount		10,021
Stage 3 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	7,452
Allowance for Credit Losses	[1],[2]	3,247
Stage 3 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0
Fair value		2
Notional Amount			0
Stage 3 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	84
Notional Amount		599
Stage 3 POCI [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	1,963
Allowance for Credit Losses	[1],[2]	3
Stage 3 POCI [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0
Fair value		1
Notional Amount			€ 0
Stage 3 POCI [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	0
Notional Amount		€ 0

[1]	Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.
[2]	Allowance for credit losses do not include allowance for country risk amounting to EUR 6 million as of Dec 31, 2018.
[3]	Allowance for credit losses do not include allowance for country risk amounting to EUR 5 million as of Dec 31, 2018.